Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Franklin Templeton ETF Trust
Entity Central Index Key	0001655589
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Franklin International Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Core Dividend Tilt Index ETF
Class Name	Franklin International Core Dividend Tilt Index ETF
Trading Symbol	DIVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Dividend Tilt Index ETF	$9	0.09%
[1]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin International Core Dividend Tilt Index ETF returned 5.24%. The Fund compares its performance to the Morningstar Developed Markets ex-North America Target Market Exposure Index-NR (the Parent Index)†, the Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††, the Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR (the Underlying Index)††† and the Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††, which returned 4.71%, 4.71%, 5.06% and 5.13%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, utilities and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included HSBC Holdings, SAP and Intesa Sanpaolo.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Novo Nordisk, ASML Holding and Toyota Motor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin International Core Dividend Tilt Index ETF (NAV)	5.24	12.92	8.50
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR†	4.71	11.84	--
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††	4.71	13.86	9.60
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR†††	5.06	--	--
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††	5.13	13.06	8.80
[2],[3],[4],[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,269,148,012
Holdings Count | $ / shares	439	[6]
Advisory Fees Paid, Amount	$ 854,715
Investment Company Portfolio Turnover	26.28%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,269,148,012
Total Number of Portfolio Holdings*	439
Total Management Fee Paid (based on a unitary fee)	$854,715
Portfolio Turnover Rate	26.28%
[6]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Portfolio Composition*,†	% of Total Investments
Financials	27.5%
Industrials	13.2%
Health Care	11.7%
Consumer Discretionary	10.1%
Information Technology	8.0%
Consumer Staples	6.8%
Materials	5.8%
Utilities	5.4%
Communication Services	5.0%
Energy	3.6%
Real Estate	2.9%
Short-Term Investments	0.0%

Geographic Composition*,†	% of Total Investments
Europe	61.5%
Asia	26.5%
Australia & New Zealand	10.8%
North America	0.7%
Middle East & Africa	0.5%
Short-Term Investments	0.0%
[7],[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Emerging Market Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Class Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Trading Symbol	DIEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Dividend Tilt Index ETF	$20	0.19%
[9]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Emerging Market Core Dividend Tilt Index ETF returned 10.79%. The Fund compares its performance to the Morningstar Emerging Markets Target Market Exposure Index-NR (the Parent Index)†, the Linked Morningstar Emerging Markets Target Market Exposure Index-NR††, the Morningstar Emerging Markets Dividend Enhanced Select Index-NR (the Underlying Index)††† and the Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††††, which returned 6.88%, 6.88%, 11.07% and 11.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, communication services and consumer discretionary.
↑	Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Taiwan Semiconductor Manufacturing and Alibaba Group Holding.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, information technology and energy.
↓	Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Grupo Financiero Banorte and Bank Rakyat Indonesia Persero.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)	10.79	8.80	4.71
Morningstar Emerging Markets Target Market Exposure Index-NR†	6.88	8.58	--
Linked Morningstar Emerging Markets Target Market Exposure Index-NR††	6.88	7.94	6.12
Morningstar Emerging Markets Dividend Enhanced Select Index-NR†††	11.07	--	--
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††††	11.32	9.39	5.29
[10],[11],[12],[13]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,518,453
Holdings Count | $ / shares	583	[14]
Advisory Fees Paid, Amount	$ 25,576
Investment Company Portfolio Turnover	53.28%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$13,518,453
Total Number of Portfolio Holdings*	583
Total Management Fee Paid (based on a unitary fee)	$25,576
Portfolio Turnover Rate	53.28%
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2025) Portfolio Composition*,† (% of Total Investments)	[15],[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the information technology sector.
Related disclosure regarding the risks of investing in the information technology sector, such as the sector’s historical volatility and the impact of competition and the rapid pace of product development on companies in the sector.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Dividend Tilt Index ETF
Class Name	Franklin U.S. Core Dividend Tilt Index ETF
Trading Symbol	UDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Dividend Tilt Index ETF	$6	0.06%
[17]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Core Dividend Tilt Index ETF returned 10.64%. The Fund compares its performance to the Morningstar US Target Market Exposure Index (the Parent Index)†, the Linked Morningstar US Target Market Exposure Index††, the Morningstar U.S. Dividend Enhanced Select Index (the Underlying Index)††† and the Linked Morningstar US Dividend Enhanced Select Index††††, which returned 8.14%, 8.14%, 10.71% and 10.71%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were information technology, financials and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Philip Morris International.

Top detractors from performance:
↓	There were no sectors that detracted from the Fund’s absolute performance.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Merck and Advanced Micro Devices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Core Dividend Tilt Index ETF (NAV)	10.64	16.48	9.52
Morningstar US Target Market Exposure Index†	8.14	18.49	--
Linked Morningstar US Target Market Exposure Index††	8.14	16.26	11.08
Morningstar US Dividend Enhanced Select Index†††	10.71	--	--
Linked Morningstar US Dividend Enhanced Select Index††††	10.71	16.52	9.53
[18],[19],[20],[21]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 50,222,723
Holdings Count | $ / shares	287	[22]
Advisory Fees Paid, Amount	$ 28,285
Investment Company Portfolio Turnover	17.55%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$50,222,723
Total Number of Portfolio Holdings*	287
Total Management Fee Paid (based on a unitary fee)	$28,285
Portfolio Turnover Rate	17.55%
[22]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2025) Portfolio Composition* (% of Total Investments)	[23]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Equity Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Equity Index ETF
Class Name	Franklin U.S. Equity Index ETF
Trading Symbol	USPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2024, to March 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Equity Index ETF	$3	0.03%
[24]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Equity Index ETF returned 8.10%. The Fund compares its performance to the Morningstar US Target Market Exposure Index (the Underlying Index)† and the Linked Morningstar US Target Market Exposure Index††, which both returned 8.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, information technology and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Tesla.

Top detractors from performance:
↓	The only sector that detracted from the Fund’s absolute performance was materials.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Advanced Micro Devices and Intel.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Equity Index ETF (NAV)	8.10	15.19	10.40
Morningstar US Target Market Exposure Index†	8.14	18.49	--
Linked Morningstar US Target Market Exposure Index††	8.14	15.20	10.42
[25],[26]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,226,389,682
Holdings Count | $ / shares	560	[27]
Advisory Fees Paid, Amount	$ 347,421
Investment Company Portfolio Turnover	3.37%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,226,389,682
Total Number of Portfolio Holdings*	560
Total Management Fee Paid (based on a unitary fee)	$347,421
Portfolio Turnover Rate	3.37%
[27]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2025) Portfolio Composition* (% of Total Investments)	[28]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documentshttps://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Morningstar Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.

[3]
††	The Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[4]
†††	The Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[5]
††††	The Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Certain categories may represent less than 0.1%.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	The Morningstar Emerging Markets Target Market Exposure Index-NR did not commence calculation and publication until February 25, 2019.

[11]
††	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[12]
†††	The Morningstar Emerging Markets Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[13]
††††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Certain categories may represent less than 0.1%.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[19]
††	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[20]
†††	The Morningstar US Dividend Enhanced Select Index did not commence calculation and publication until June 15, 2022.

[21]
††††	The Linked Morningstar US Dividend Enhanced Select Index reflects the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[25]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[26]
††	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Does not include derivatives, except purchased options, if any.